Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation
13.	Share-based Compensation
In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan that was approved by the Board of Directors on December 23, 2016 (the “
2015
Share Incentive Plan”). Under the Share Incentive Plan, the aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options) is 8,867,053 ordinary shares and can be increased up to a number that is equal to 15% of the then total outstanding shares on a fully diluted basis at the discretion of the Company’s Board of Directors.
In
September 2019, the Company’s board of directors approved the 2019 Share Incentive Plan, which become effective upon the completion of the Company’s IPO on December 12, 2019. Under the 2019 Share Incentive Plan, the aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options
) is 5,455,346 ordinary
shares and can be increased up to a number that is
equal to 15% of
the

then
total outstanding shares on a fully diluted basis at the discretion of the Company’s Board of Directors. No share-based awards were issued pursuant to the 2019 Share Incentive Plan as of December 31, 2019.
Pursuant to both 2015 Share Incentive Plan and 2019 Share Incentive Plan, the member
s
of the Board, consultant or employees are entitled to be granted share-based awards.
The Company granted a total of 7,207,335 and 7,807,335
RSUs to the Group’s employees under the 2015 Share Incentive Plan in
the year
s
ended December 31, 2018 and 2019. The RSUs are subject to service conditions and vest over a four-year period starting from an individual’s employment date.
The following table summarizes the Company’s RSUs activity under the
2015
Share Incentive Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(Years)
Unvested, January 1, 2019	1,557,176	2.0941	0.65
Granted	600,000	5.3525
Vested	(1,421,700)	2.0941
Forfeited	—	—

Unvested, December 31, 2019	735,476	4.7523	3.02

The fair value of the RSUs is derived from the fair value of the Company’s ordinary shares on the date of grant. The total fair value of RSUs vested during the years ended December 31,
 2017,
2018 and 2019 were

RMB32,164
,
RMB22,300 and RMB14,747 (US$2,118) respectively. Total share-based compensation expense capitalized to inventory was not material for any of the periods presented.
As of December 31, 2019, there was RMB17,634 (US$2,533) of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 3.02 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring
in the future
.
Total share-based compensation expenses relating to RSUs recognized for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cost of revenues	1,024	707	365	52
Sales and marketing expenses	2,851	1,932	743	107
General and administrative expenses	16,400	11,606	8,520	1,224
Research and development expenses	11,889	8,055	5,119	735

	32,164	22,300	14,747	2,118